Financial Instruments - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 803	£ 803
Deposits by customers	197,313	192,914
Deposits by banks	28,543	33,862
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	36,420	31,580
Subordinated liabilities	2,332	2,228
Lease liabilities	129	134
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	1,147	1,066
Other financial liabilities at fair value through profit or loss	978	803
Deposits by customers	197,443	192,964
Deposits by banks	29,814	33,963
Repurchase agreements - non trading	7,987	11,718
Debt securities in issue	38,685	32,574
Subordinated liabilities	3,275	3,697
Lease liabilities	142	143
Total financial liabilities	279,471	276,928
Off-balance sheet commitments given	31,858	37,748
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	181,744	180,907
Deposits by banks	2,067	1,386
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	183,811	182,293
Off-balance sheet commitments given	19,111	20,545
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	224	96
Other financial liabilities at fair value through profit or loss	0	6
Deposits by customers	4,969	3,706
Deposits by banks	948	536
Repurchase agreements - non trading	7,984	11,419
Debt securities in issue	6,678	5,011
Subordinated liabilities	35	32
Lease liabilities	0	0
Total financial liabilities	20,838	20,806
Off-balance sheet commitments given	787	5,359
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	120	61
Other financial liabilities at fair value through profit or loss	98	8
Deposits by customers	7,927	5,690
Deposits by banks	659	57
Repurchase agreements - non trading	3	299
Debt securities in issue	2,101	2,752
Subordinated liabilities	691	98
Lease liabilities	32	32
Total financial liabilities	11,631	8,997
Off-balance sheet commitments given	898	5,747
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	501	392
Other financial liabilities at fair value through profit or loss	443	553
Deposits by customers	2,471	1,920
Deposits by banks	26,140	31,984
Repurchase agreements - non trading	0	0
Debt securities in issue	23,076	16,754
Subordinated liabilities	1,149	1,547
Lease liabilities	82	79
Total financial liabilities	53,862	53,229
Off-balance sheet commitments given	7,508	5,523
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	302	517
Other financial liabilities at fair value through profit or loss	437	236
Deposits by customers	332	741
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	6,830	8,057
Subordinated liabilities	1,400	2,020
Lease liabilities	28	32
Total financial liabilities	9,329	11,603
Off-balance sheet commitments given	£ 3,554	£ 574